STOCK OPTIONS (Details 1) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	12,310,417	6,720,417
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	850,000	10,108,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(6,294,259)	(4,518,333)
Non-vested Number of Shares	6,866,158	12,310,417
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.13	$ 0.10
Options Granted Weighted Average Exercise Price at Grant Date	$ 0.12	$ 0.14
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.13	$ 0.10
Non-vested shares Weighted Average Exercise Price at Grant Date	$ 0.15	$ 0.13
Share Based Compensations Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Remaining Contractual Term	2 years 4 months	8 years 8 months
Share Based Compensation Arrangement By Share Based Payment Award, Equity Instruments Other Than Options, Granted, Weighted Average Remaining Contractual Terms	9 years 6 months	2 years 9 months
Share Based Compensations Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested Weighted Average Remaining Contractual Term	8 years 6 months	1 year
Non-vested shares Weighted Average Remaining Contractual Term (in years)	9 years	2 years 4 months